Employee Future Benefits - Summary of Weighted Average Duration of the Defined Benefit Obligations (Detail) - yr	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans [member] | U.S. plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	9.7	9.9
Pension defined benefit plans [member] | Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	12.4	12.5
Retiree welfare plans [Member] | U.S. plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	9.5	9.8
Retiree welfare plans [Member] | Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	13.3	14.3